Supplement dated December 12, 2011
To The Prospectus Dated May 1, 2011 For

PERSPECTIVE II®
FLEXIBLE PREMIUM FIXED AND VARIABLE DEFERRED ANNUITY
Issued by
Jackson National Life Insurance Company® and through
Jackson National Separate Account – I

This supplement updates the above-referenced prospectus.  Please read and keep it together with your prospectus for future reference.  To obtain an additional copy of the prospectus, please contact us at our Annuity Service Center, P.O. Box 30314, Lansing, Michigan, 48909-7814; 1-800-873-5654; www.jackson.com.

The purpose of this supplement is to make the following changes to the prospectus:
1.) Changes to Investment Divisions. Effective December 12, 2011, changes are made to the Investment Divisions available under your Contract.

2.) Changes to the LifeGuard Freedom 6 Net and LifeGuard Freedom 6 Net With Joint Option Guaranteed Minimum Withdrawal Benefits (GMWBs).  Effective December 12, 2011, changes are made to the LifeGuard Freedom 6 Net and LifeGuard Freedom 6 Net With Joint Option GMWBs, including changing the minimum issue age from 45 to 35.

The updates to the prospectus are described below with references to those parts of the prospectus modified by this supplement.

1.)  Changes to Investment Divisions:

►	The following funds are added to the fund list for the JNL Series Trust located on the back side of the prospectus’ front page:

JNL/Brookfield Global Infrastructure Fund
JNL/Franklin Templeton Global Multisector Bond Fund
JNL/Mellon Capital Management Emerging Markets Index Fund

►	Under FEES AND EXPENSES TABLES, in the sub-section titled “Total Annual Fund Operating Expenses,” the following rows are added to the second Fund Operating Expenses table:

Fund Operating Expenses (As an annual percentage of each Fund's average daily net assets) Fund Name	Management and Admin FeeA	Distribution and/or Service (12b-1) Fees	Other ExpensesB	Acquired Fund Fees and ExpensesC	Total Annual Fund Operating Expenses
JNL/Brookfield Global Infrastructure	0.95%	0.20%	0.01%	0.00%	1.16%
JNL/Franklin Templeton Global Multisector Bond	0.90%	0.20%	0.01%	0.00%	1.11%
JNL/Mellon Capital Management Emerging Markets Index	0.55%	0.20%	0.06%	0.00%	0.81%

►	Under FEES AND EXPENSES TABLES, in the sub-section titled “Total Annual Fund Operating Expenses,” the following funds are added to footnote A, and pay an administrative fee of .15%:

JNL/Brookfield Global Infrastructure Fund;
JNL/Franklin Templeton Global Multisector Bond Fund; and
JNL/Mellon Capital Management Emerging Markets Index Fund.

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►	Under INVESTMENT DIVISIONS, for JNL Series Trust, the following Investment Divisions and their respective corresponding investment objectives are added:

JNL/Brookfield Global Infrastructure Fund
Jackson National Asset Management, LLC (and Brookfield Investment Management Inc. and sub-sub-adviser:  AMP Capital Brookfield (US) LLC)

Seeks total return through growth of capital and current income by investing at least 80% of its net assets in securities of publicly traded equity securities of infrastructure companies listed on a domestic or foreign exchange, throughout the world, including the United States.  Securities in which the Fund may invest include, but are not limited to, common, convertible and preferred stock, stapled securities, income trusts, limited partnerships, and limited partnership interests in the general partners of master limited partnerships, issued by infrastructure and infrastructure-related companies.

JNL/Franklin Templeton Global Multisector Bond Fund
Jackson National Asset Management, LLC (and Franklin Advisers, Inc.)

Seeks total investment return consisting of a combination of interest income, capital appreciation, and currency gains by actively investing primarily in fixed and floating rate debt securities and debt obligations issued by governments, government-related issuers, or corporate issuers worldwide (collectively, “fixed-income securities”) which may result in high portfolio turnover.  Fixed-income securities include debt securities of any maturity, such as bonds, notes, bills and debentures.  Investments in debt securities may include, but are not limited to, debt securities of any maturity of governments and government agencies throughout the world (including the U.S.), their agencies and instrumentalities and supranational organizations, municipal and local/provincial debt, debt securities of corporations, commercial paper, preferred stock, bank loans, convertible securities, mortgage- or asset-backed securities, inflation-linked securities, equipment trusts and other securitized or collateralized debt securities.

JNL/Mellon Capital Management Emerging Markets Index Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in emerging market countries by investing under normal circumstances, at least 80% of its assets in stocks included in the MSCI Emerging Markets Index (“Index”), including depositary receipts representing securities of the Index; which may be in the form of American Depositary receipts, Global Depositary receipts and European Depositary receipts.  The Fund attempts to replicate the Index by investing all or substantially all of its assets in the stocks that comprise the Index.

►	Under the APPENDIX for ACCUMULATION UNIT VALUES, the following paragraph is added to the end of said section:

The Separate Account has the following new Investment Divisions for which no Accumulation Unit information is yet available:

Effective December 12, 2011

JNL/Brookfield Global Infrastructure Fund;
JNL/Franklin Templeton Global Multisector Bond Fund; and
JNL/Mellon Capital Management Emerging Markets Index Fund.

2.)	Changes to the LifeGuard Freedom 6 Net and LifeGuard Freedom 6 Net With Joint Option GMWBs:

►	The following changes are made to the LifeGuard Freedom 6 Net GMWB:

•	The table applicable to the LifeGuard Freedom 6 Net GMWB appearing on pages 10 and 38 is revised to reflect that the “Ages” are “35 – 80” instead of “45 – 80.”

•	The first sentence in the paragraph immediately above the “Election” section on page 79 of the prospectus is deleted and replaced with the following:

This GMWB is available to Owners 35 to 80 years old (45 to 80 years old for GMWBs issued before December 12, 2011) (proof of age is required); may be added to a Contract on the Issue Date; and once added cannot be canceled except by a Beneficiary who is the Owner’s spouse, who, upon the Owner’s death, may elect to continue the Contract without the GMWB.

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•	The following sentence is added immediately above the “Withdrawals” section on page 79 of the prospectus:

If you instead add this GMWB to your Contract on a Contract Anniversary (subject to availability), the GWB, GMWB Earnings Determination Baseline (discussed on page 81), and BDB (discussed on page 84), are calculated based on Contract Value, which includes any previously applied Contract Enhancements, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate each.

►	The following changes are made to the LifeGuard Freedom 6 Net With Joint Option GMWB:

•	The table applicable to the LifeGuard Freedom 6 Net With Joint Option GMWB appearing on pages 10 and 39 is revised to reflect that the “Ages” are “35 – 80” instead of “45 – 80.”

•	The first sentence in the second paragraph above the “Election” section on page 90 of the prospectus is deleted and replaced with the following:

This GMWB is available to Covered Lives 35 to 80 years old (45 to 80 years old for GMWBs issued before December 12, 2011) (proof of age is required and both Covered Lives must be within the eligible age range).

•	The following sentence is added immediately above the “Withdrawals” section on page 90 of the prospectus:

If you instead add this GMWB to your Contract on a Contract Anniversary (subject to availability), the GWB, GMWB Earnings Determination Baseline (discussed on page 92), and BDB (discussed on page 95), are calculated based on Contract Value, which includes any previously applied Contract Enhancements, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate each.

►	The GAWA Percentage table on pages 79 and 90 of the prospectus is deleted and replaced with the following:

For Endorsements Issued On Or After December 12, 2011:

Ages	GAWA Percentage
35 – 64	4%
65 – 74	5%
75 – 80	6%
81+	7%

For Endorsements Issued Before December 12, 2011:

Ages	GAWA Percentage
45 – 64	4%
65 – 74	5%
75 – 80	6%
81+	7%

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(To be used with JMV5763 05/11 and JMV5763SB 08/11)
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JMV8230 12/11